JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 11.0%
AGL Energy Ltd.	169,969	1,059,263
Ampol Ltd. (a)	27,498	480,771
Ansell Ltd.	40,409	773,617
APA Group	119,684	643,707
BHP Group Ltd.	37,908	957,376
BlueScope Steel Ltd.	48,459	734,653
Brambles Ltd.	13,188	201,769
CAR Group Ltd.	32,824	798,921
Charter Hall Group, REIT	27,319	351,961
Cochlear Ltd.	5,443	1,111,205
Coles Group Ltd.	96,096	1,279,419
Dexus, REIT	171,802	775,619
Dyno Nobel Ltd.	266,716	501,550
EBOS Group Ltd.	9,793	235,954
Endeavour Group Ltd. (a)	265,587	695,489
Evolution Mining Ltd.	81,741	369,937
Fortescue Ltd.	88,076	996,515
Glencore plc	165,957	666,039
GPT Group (The), REIT	311,451	1,014,586
Harvey Norman Holdings Ltd.	186,388	691,097
Iluka Resources Ltd.	16,573	54,294
JB Hi-Fi Ltd.	19,127	1,362,264
Lottery Corp. Ltd. (The)	176,844	613,363
Metcash Ltd.	249,583	623,085
New Hope Corp. Ltd. (a)	215,403	575,289
Northern Star Resources Ltd.	85,439	848,865
Orica Ltd.	13,828	188,836
Origin Energy Ltd.	195,343	1,460,738
Pro Medicus Ltd.	5,927	1,217,137
Qantas Airways Ltd.	66,515	461,304
Ramsay Health Care Ltd.	9,229	228,461
REA Group Ltd.	4,716	718,393
Rio Tinto Ltd.	13,582	965,924
Rio Tinto plc	22,964	1,367,723
Santos Ltd.	302,821	1,523,762
SGH Ltd.	10,227	334,498
Sonic Healthcare Ltd.	58,400	1,031,277
South32 Ltd.	277,061	518,115
Stockland, REIT	381,073	1,351,014
Telstra Group Ltd.	428,291	1,364,998
Vicinity Ltd., REIT	731,213	1,151,295
Wesfarmers Ltd.	24,817	1,357,479
Whitehaven Coal Ltd. (a)	265,382	1,088,411
WiseTech Global Ltd.	14,209	1,076,192
Woodside Energy Group Ltd.	58,843	995,764
Yancoal Australia Ltd. (a)	212,474	858,129
		37,676,058

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Austria — 0.4%
OMV AG	26,985	1,374,303
Belgium — 0.2%
Anheuser-Busch InBev SA	3,836	220,542
D'ieteren Group	2,291	452,549
Syensqo SA	473	37,488
		710,579
Brazil — 0.1%
Yara International ASA (a)	10,122	374,182
Chile — 0.3%
Antofagasta plc	37,982	936,698
China — 1.2%
AAC Technologies Holdings, Inc.	204,000	1,031,460
Budweiser Brewing Co. APAC Ltd. (b)	638,806	670,582
Lenovo Group Ltd.	760,000	974,510
SITC International Holdings Co. Ltd.	177,917	576,814
Wilmar International Ltd.	345,400	781,764
Xinyi Glass Holdings Ltd.	13,000	13,400
		4,048,530
Denmark — 0.4%
Carlsberg A/S, Class B (a)	8,384	1,045,211
Novo Nordisk A/S, Class B	5,543	257,794
		1,303,005
Finland — 0.7%
Elisa OYJ	4,549	234,058
Kesko OYJ, Class B	28,078	610,681
Orion OYJ, Class B	7,956	636,948
UPM-Kymmene OYJ (a)	32,505	842,457
Wartsila OYJ Abp	7,927	219,011
		2,543,155
France — 5.0%
Air Liquide SA	2,308	454,068
Arkema SA	7,934	539,523
Capgemini SE	4,248	632,427
Carrefour SA	59,980	859,575
Cie Generale des Etablissements Michelin SCA	20,527	730,279
Covivio SA, REIT	8,785	568,757
Credit Agricole SA	48,267	888,332
Danone SA	16,037	1,312,419
Eiffage SA	8,850	1,187,984
Engie SA	56,382	1,267,368
EssilorLuxottica SA	3,852	1,145,410
Gecina SA, REIT	7,944	780,678
Klepierre SA, REIT	35,462	1,353,654
Orange SA	87,203	1,326,452
Publicis Groupe SA	11,059	1,010,591

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
TotalEnergies SE	17,583	1,045,582
Unibail-Rodamco-Westfield, REIT	10,559	1,023,583
Vinci SA	7,625	1,059,180
		17,185,862
Germany — 3.1%
Beiersdorf AG	2,297	285,431
Brenntag SE (a)	5,142	319,005
Continental AG	6,856	585,576
Covestro AG *	4,767	323,142
Deutsche Lufthansa AG (Registered)	95,175	816,110
Deutsche Telekom AG (Registered)	33,558	1,203,589
Evonik Industries AG	52,750	1,047,513
Fresenius Medical Care AG	17,439	884,531
Fresenius SE & Co. KGaA	6,777	323,471
Heidelberg Materials AG	6,579	1,517,741
Mercedes-Benz Group AG	14,400	815,332
Merck KGaA	3,136	391,951
SAP SE	4,363	1,247,625
Scout24 SE (b)	6,338	847,021
		10,608,038
Hong Kong — 3.5%
ASMPT Ltd.	24,100	203,879
CK Infrastructure Holdings Ltd.	162,500	1,144,486
CLP Holdings Ltd.	141,000	1,223,849
Henderson Land Development Co. Ltd.	185,000	647,366
Hong Kong & China Gas Co. Ltd.	1,068,393	953,608
Hongkong Land Holdings Ltd.	43,200	261,360
Hutchison Port Holdings Trust	929,800	185,346
Link, REIT	55,700	310,347
Orient Overseas International Ltd.	58,500	1,052,549
PCCW Ltd.	1,219,000	873,350
Power Assets Holdings Ltd.	175,500	1,155,509
Sun Hung Kai Properties Ltd.	90,500	1,074,911
Swire Pacific Ltd., Class A	90,500	818,060
United Energy Group Ltd.	5,918,000	428,748
WH Group Ltd. (b)	1,443,743	1,445,387
Yue Yuen Industrial Holdings Ltd.	186,500	291,699
		12,070,454
Indonesia — 0.1%
First Pacific Co. Ltd.	312,000	245,490
Italy — 3.1%
A2A SpA	413,905	1,008,584
Banca Mediolanum SpA	21,672	382,268
BPER Banca SpA (a)	28,673	282,157
Coca-Cola HBC AG	25,713	1,336,361
Enel SpA	71,067	626,690

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Eni SpA	58,527	998,901
Generali	17,355	647,443
Italgas SpA	141,239	1,171,913
Pirelli & C SpA (b)	80,374	541,831
Poste Italiane SpA (b)	54,840	1,184,814
Recordati Industria Chimica e Farmaceutica SpA	13,624	781,387
UniCredit SpA	20,405	1,501,274
		10,463,623
Ivory Coast — 0.3%
Endeavour Mining plc	30,369	921,239
Japan — 27.9%
Activia Properties, Inc., REIT	501	428,029
AEON REIT Investment Corp., REIT	332	283,052
Alfresa Holdings Corp.	35,000	508,060
Asahi Group Holdings Ltd.	73,100	927,352
Asahi Intecc Co. Ltd.	13,000	202,307
Asahi Kasei Corp.	34,900	242,826
Astellas Pharma, Inc.	42,100	436,519
BIPROGY, Inc.	7,500	302,438
Brother Industries Ltd.	35,800	609,167
Canon Marketing Japan, Inc.	20,600	744,243
Canon, Inc.	38,600	1,096,342
Capcom Co. Ltd.	28,600	728,034
Chubu Electric Power Co., Inc.	32,900	402,392
Chugai Pharmaceutical Co. Ltd.	25,600	1,227,186
Coca-Cola Bottlers Japan Holdings, Inc.	23,900	365,439
COMSYS Holdings Corp.	28,700	657,944
Cosmo Energy Holdings Co. Ltd.	18,800	834,393
Daito Trust Construction Co. Ltd.	11,100	1,136,393
Daiwa Securities Group, Inc.	125,600	874,409
Dexerials Corp.	15,900	229,877
Dowa Holdings Co. Ltd.	2,600	84,909
Electric Power Development Co. Ltd.	71,100	1,230,430
ENEOS Holdings, Inc.	221,600	1,163,098
Fuji Media Holdings, Inc.	5,500	129,654
FUJIFILM Holdings Corp.	47,400	983,182
Hachijuni Bank Ltd. (The)	31,400	282,495
Hikari Tsushin, Inc.	4,600	1,236,750
Hoya Corp.	1,500	189,244
Hulic Co. Ltd.	88,300	842,180
Idemitsu Kosan Co. Ltd.	167,985	1,079,911
Inpex Corp.	73,700	1,049,397
Invincible Investment Corp., REIT	715	318,010
ITOCHU Corp.	23,800	1,248,372
Iwatani Corp.	41,100	432,306
Japan Metropolitan Fund Invest, REIT	880	640,045
Japan Post Holdings Co. Ltd.	71,800	664,916

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Japan Post Insurance Co. Ltd.	27,500	704,127
Japan Real Estate Investment Corp., REIT	632	512,619
Japan Tobacco, Inc.	41,900	1,196,648
JFE Holdings, Inc.	4,900	56,708
Kajima Corp.	12,300	308,123
Kakaku.com, Inc.	12,500	212,456
Kansai Electric Power Co., Inc. (The)	91,700	1,100,991
Kao Corp.	26,500	1,192,407
Kawasaki Kisen Kaisha Ltd. (a)	88,500	1,250,230
KDDI Corp.	81,900	1,344,111
Kinden Corp.	14,100	443,963
Kirin Holdings Co. Ltd.	23,300	307,040
Kobe Steel Ltd.	97,900	1,075,638
K's Holdings Corp.	46,700	467,154
Kuraray Co. Ltd.	79,000	976,715
Kyowa Kirin Co. Ltd.	18,200	310,667
Kyushu Electric Power Co., Inc.	127,400	1,129,414
Marubeni Corp.	69,400	1,420,878
MatsukiyoCocokara & Co.	57,800	1,186,905
Mebuki Financial Group, Inc.	73,700	399,606
Medipal Holdings Corp.	34,000	562,958
MEIJI Holdings Co. Ltd.	42,500	859,392
Mitsubishi Chemical Group Corp.	148,500	808,846
Mitsubishi Corp.	49,200	970,391
Mitsubishi Gas Chemical Co., Inc.	5,200	89,831
Mitsubishi HC Capital, Inc.	122,900	908,432
Mitsubishi UFJ Financial Group, Inc.	101,800	1,403,086
Mitsui & Co. Ltd.	55,900	1,137,936
Mitsui Fudosan Co. Ltd.	85,800	766,906
Mitsui Mining & Smelting Co. Ltd.	29,900	1,264,640
Morinaga Milk Industry Co. Ltd.	9,900	215,297
MS&AD Insurance Group Holdings, Inc.	39,500	843,960
NEC Corp.	28,500	818,403
NH Foods Ltd.	10,600	356,122
Nichirei Corp.	17,600	211,817
Nintendo Co. Ltd.	16,600	1,387,411
Nippon Building Fund, Inc., REIT	579	531,133
Nippon Shokubai Co. Ltd.	38,800	441,116
Nippon Steel Corp.	54,600	1,051,488
Nippon Yusen KK	28,800	1,010,010
Nissan Chemical Corp.	8,000	260,790
Nisshin Seifun Group, Inc.	4,800	55,641
Niterra Co. Ltd.	39,900	1,375,501
Nitto Denko Corp.	74,800	1,547,905
NOF Corp.	900	17,914
Nomura Real Estate Holdings, Inc.	213,100	1,180,918
Nomura Real Estate Master Fund, Inc., REIT	196	206,425
NS Solutions Corp. (a)	13,500	316,635

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
NTT, Inc. (a)	1,247,100	1,259,398
Obayashi Corp.	15,300	225,296
Ono Pharmaceutical Co. Ltd.	76,100	851,009
Open House Group Co. Ltd.	12,500	552,755
ORIX Corp.	7,000	157,241
Osaka Gas Co. Ltd.	53,000	1,340,971
Otsuka Holdings Co. Ltd.	28,500	1,356,877
PeptiDream, Inc. *	25,100	278,145
Sankyo Co. Ltd.	73,000	1,362,202
Santen Pharmaceutical Co. Ltd.	93,900	1,037,493
Sanwa Holdings Corp.	19,200	523,811
Sapporo Holdings Ltd.	2,800	129,562
Sawai Group Holdings Co. Ltd.	38,300	491,637
SCREEN Holdings Co. Ltd.	900	70,209
SCSK Corp.	28,300	880,552
Seibu Holdings, Inc.	12,700	354,898
Seiko Epson Corp.	53,000	672,480
Sekisui Chemical Co. Ltd.	20,300	352,106
Sekisui House Ltd. (a)	29,300	614,621
Sekisui House REIT, Inc., REIT	778	404,167
Shimamura Co. Ltd.	6,000	434,439
Shionogi & Co. Ltd.	80,400	1,344,635
Ship Healthcare Holdings, Inc.	8,600	120,006
Skylark Holdings Co. Ltd.	20,400	387,760
SoftBank Corp.	887,100	1,281,715
SoftBank Group Corp.	5,200	397,067
Sojitz Corp.	29,220	695,432
Subaru Corp.	13,600	250,183
Sugi Holdings Co. Ltd.	21,100	511,409
Sumitomo Chemical Co. Ltd.	141,600	354,154
Sumitomo Mitsui Financial Group, Inc.	52,300	1,319,352
Suntory Beverage & Food Ltd.	19,800	597,875
Suzuken Co. Ltd.	12,100	457,346
Takeda Pharmaceutical Co. Ltd.	44,000	1,208,671
TechnoPro Holdings, Inc.	8,000	253,362
TIS, Inc.	3,200	102,086
Toho Gas Co. Ltd.	16,200	452,372
Tohoku Electric Power Co., Inc.	134,700	945,014
Tokyo Electron Ltd.	5,500	874,384
Tokyo Gas Co. Ltd.	39,600	1,326,148
Tokyo Tatemono Co. Ltd.	56,700	948,868
Tokyu Fudosan Holdings Corp.	170,400	1,201,602
Tosoh Corp.	47,000	707,559
Toyo Suisan Kaisha Ltd.	18,400	1,175,551
Toyo Tire Corp.	22,800	482,928
Toyota Boshoku Corp.	11,200	159,158
Trend Micro, Inc.	7,500	457,338
Tsumura & Co.	18,200	448,955

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
UBE Corp.	14,300	218,902
United Urban Investment Corp., REIT	295	323,904
USS Co. Ltd.	77,700	844,513
Yamada Holdings Co. Ltd.	59,600	181,644
Yamaguchi Financial Group, Inc.	3,500	39,616
Yamaha Motor Co. Ltd.	12,000	86,794
Yamato Kogyo Co. Ltd.	5,400	303,013
Yamazaki Baking Co. Ltd.	10,600	226,441
Yokohama Rubber Co. Ltd. (The)	27,400	783,418
ZOZO, Inc.	42,000	415,774
		95,243,423
Luxembourg — 0.1%
RTL Group SA	7,378	290,819
Macau — 0.1%
MGM China Holdings Ltd.	198,800	419,716
Mexico — 0.3%
Fresnillo plc	49,504	912,788
Netherlands — 1.7%
ABN AMRO Bank NV, CVA (b)	35,051	1,013,271
ASR Nederland NV	6,351	421,858
Heineken Holding NV	9,765	659,051
Koninklijke Ahold Delhaize NV	32,780	1,294,694
Koninklijke KPN NV	287,302	1,283,523
NN Group NV	6,357	428,053
Wolters Kluwer NV	4,490	699,358
		5,799,808
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	42,725	926,230
Spark New Zealand Ltd.	66,877	95,735
		1,021,965
Norway — 1.3%
Aker BP ASA	4,362	104,935
DNB Bank ASA	13,242	335,019
Equinor ASA	49,088	1,260,952
Mowi ASA	26,724	497,801
Norsk Hydro ASA	80,290	475,878
Orkla ASA	69,953	735,629
Telenor ASA	67,524	1,035,879
		4,446,093
Poland — 0.2%
ORLEN SA	33,023	735,373

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Portugal — 0.3%
Galp Energia SGPS SA	20,894	398,976
Jeronimo Martins SGPS SA	30,553	744,811
		1,143,787
Russia — 0.0% ^
Evraz plc ‡ *	393,430	1
Singapore — 3.1%
CapitaLand Ascendas, REIT	154,742	331,322
CapitaLand Integrated Commercial Trust, REIT	694,108	1,171,976
ComfortDelGro Corp. Ltd.	249,000	292,731
DBS Group Holdings Ltd.	20,800	763,453
Genting Singapore Ltd.	174,100	98,207
Jardine Cycle & Carriage Ltd.	17,900	362,472
Keppel Ltd.	126,900	824,449
Mapletree Pan Asia Commercial Trust, REIT	4,700	4,657
Oversea-Chinese Banking Corp. Ltd.	95,200	1,233,713
Sembcorp Industries Ltd.	186,800	1,110,730
Singapore Airlines Ltd.	205,300	1,072,316
Singapore Telecommunications Ltd.	447,600	1,333,914
Suntec, REIT	674,900	600,698
United Overseas Bank Ltd.	18,000	500,089
Venture Corp. Ltd.	73,900	733,032
		10,433,759
South Africa — 0.4%
Anglo American plc	45,119	1,269,563
South Korea — 8.3%
CJ CheilJedang Corp.	1,814	326,639
CJ Corp.	3,202	355,938
CJ Logistics Corp.	555	35,400
DB Insurance Co. Ltd.	4,589	421,796
Doosan Bobcat, Inc.	6,222	246,659
GS Holdings Corp.	6,534	231,196
GS Retail Co. Ltd.	11,191	130,917
Hana Financial Group, Inc.	24,973	1,526,827
Hankook Tire & Technology Co. Ltd.	19,157	611,055
Hanmi Pharm Co. Ltd.	1,484	297,019
Hanwha Aerospace Co. Ltd.	2,034	1,451,162
HD Hyundai Co. Ltd.	9,485	970,539
HD Hyundai Electric Co. Ltd.	4,593	1,634,475
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,753	1,478,418
Hyundai Mobis Co. Ltd.	3,373	711,770
Industrial Bank of Korea	68,928	961,646
KB Financial Group, Inc.	17,296	1,374,137
Kia Corp.	12,204	892,976
Korea Electric Power Corp.	18,263	504,458
Korea Gas Corp.	34,644	1,066,991
Korea Investment Holdings Co. Ltd.	199	20,372

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Korean Air Lines Co. Ltd.	17,986	304,510
KT&G Corp.	15,040	1,409,607
LG Corp.	12,630	717,065
LG H&H Co. Ltd.	2,070	469,220
LG Innotek Co. Ltd.	3,347	373,443
LG Uplus Corp.	71,756	755,347
NAVER Corp.	1,164	195,896
NH Investment & Securities Co. Ltd.	20,481	296,914
NongShim Co. Ltd.	1,686	467,851
Orion Corp.	10,931	872,784
Posco International Corp.	7,019	245,406
Samsung Biologics Co. Ltd. * (b)	274	209,344
Samsung Electronics Co. Ltd.	17,560	894,927
Samsung Fire & Marine Insurance Co. Ltd.	362	114,280
Samsung SDS Co. Ltd.	2,483	284,472
Samsung Securities Co. Ltd.	11,451	580,502
SK Hynix, Inc.	7,854	1,522,231
SK, Inc.	2,881	418,125
S-Oil Corp.	6,460	291,392
Woori Financial Group, Inc.	91,300	1,619,953
Yuhan Corp.	13,890	1,169,606
		28,463,265
Spain — 1.9%
Amadeus IT Group SA	15,649	1,256,518
Endesa SA	43,886	1,269,597
Iberdrola SA	54,598	959,633
Industria de Diseno Textil SA	20,506	979,512
Merlin Properties Socimi SA, REIT	37,478	518,922
Naturgy Energy Group SA	37,793	1,185,195
Telefonica SA	66,965	345,593
		6,514,970
Sweden — 2.1%
Castellum AB (a)	4,447	50,623
Essity AB, Class B	31,727	782,309
Getinge AB, Class B	11,746	231,846
H & M Hennes & Mauritz AB, Class B	23,310	314,024
Securitas AB, Class B	59,576	884,188
SKF AB, Class B	45,119	1,050,932
SSAB AB, Class B	167,416	946,181
Tele2 AB, Class B	89,600	1,384,779
Telefonaktiebolaget LM Ericsson, Class B	62,760	455,863
Telia Co. AB (a)	138,743	490,000
Trelleborg AB, Class B	13,472	489,503
		7,080,248
Switzerland — 1.6%
Avolta AG	4,954	257,527

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
DSM-Firmenich AG	3,635	349,249
Logitech International SA (Registered)	13,553	1,256,728
PSP Swiss Property AG (Registered)	3,622	614,525
Sandoz Group AG	2,236	127,874
Sonova Holding AG (Registered)	1,363	371,020
Swiss Prime Site AG (Registered)	7,865	1,087,798
Swisscom AG (Registered)	1,148	797,670
Temenos AG (Registered)	6,515	582,732
		5,445,123
Thailand — 0.2%
Thai Beverage PCL	1,745,800	623,396
United Kingdom — 16.8%
3i Group plc	23,648	1,292,178
Admiral Group plc	17,744	799,838
Associated British Foods plc	41,854	1,211,904
AstraZeneca plc	4,891	713,556
Auto Trader Group plc (b)	76,369	843,098
Aviva plc	160,085	1,367,767
B&M European Value Retail SA	122,271	361,417
BAE Systems plc	52,431	1,251,037
Barclays plc	303,048	1,481,305
Berkeley Group Holdings plc	6,408	308,173
British American Tobacco plc	28,807	1,543,403
British Land Co. plc (The), REIT	242,712	1,115,489
BT Group plc	547,849	1,496,197
Bunzl plc	30,210	896,556
Centrica plc	622,960	1,354,162
CK Hutchison Holdings Ltd.	16,756	109,065
ConvaTec Group plc (b)	221,520	682,509
Croda International plc	13,693	471,281
DCC plc	3,538	221,589
Diploma plc	4,463	315,936
Halma plc	8,803	376,667
Hikma Pharmaceuticals plc	41,698	1,077,780
Howden Joinery Group plc	39,456	456,765
HSBC Holdings plc	117,050	1,426,017
ICG plc	4,502	128,904
IMI plc	37,321	1,090,331
Imperial Brands plc	34,767	1,355,196
Informa plc	108,193	1,237,192
InterContinental Hotels Group plc	10,454	1,202,630
International Consolidated Airlines Group SA	301,786	1,507,902
Intertek Group plc	16,948	1,101,959
J Sainsbury plc	281,707	1,126,432
Kingfisher plc	193,293	687,312
Land Securities Group plc, REIT	136,654	1,039,246
M&G plc	104,915	361,107

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Marks & Spencer Group plc	206,606	948,857
National Grid plc	94,045	1,321,528
NatWest Group plc	191,004	1,325,870
Next plc	7,773	1,261,721
Pearson plc	81,247	1,148,910
Persimmon plc	19,046	287,190
Reckitt Benckiser Group plc	14,874	1,114,744
RELX plc	23,042	1,197,287
Rightmove plc	123,013	1,327,494
Rolls-Royce Holdings plc	114,680	1,627,651
Sage Group plc (The)	58,126	933,309
Smith & Nephew plc	30,166	461,026
Smiths Group plc	45,149	1,398,543
SSE plc	44,416	1,088,736
Standard Chartered plc	79,693	1,428,655
Taylor Wimpey plc	534,185	718,739
Tesco plc	257,222	1,445,182
Unilever plc	21,216	1,230,962
UNITE Group plc (The), REIT	60,994	601,364
United Utilities Group plc	86,416	1,290,005
Vodafone Group plc	1,071,246	1,161,442
Weir Group plc (The)	13,950	490,076
Wise plc, Class A *	49,235	657,730
WPP plc	132,260	716,107
		57,195,028
United States — 3.5%
Amrize Ltd. *	10,998	555,959
BP plc	141,744	759,788
CSL Ltd.	6,037	1,044,306
Experian plc	21,727	1,144,812
GSK plc	66,158	1,216,910
Haleon plc	247,435	1,160,637
Holcim AG	10,998	877,090
Novartis AG (Registered)	10,520	1,198,092
Roche Holding AG	3,068	957,440
Sanofi SA	4,415	396,338
Shell plc	40,561	1,457,483
Sims Ltd.	30,228	293,315
Smurfit WestRock plc	8,458	379,922
Tenaris SA	30,572	533,945
		11,976,037
Total Common Stocks (Cost $296,615,416)		339,476,378
Short-Term Investments — 2.0%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (c) (d) (Cost $428,736)	428,660	428,703

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $6,396,762)	6,396,762	6,396,762
Total Short-Term Investments (Cost $6,825,498)		6,825,465
Total Investments — 101.5% (Cost $303,440,914)		346,301,843
Liabilities in Excess of Other Assets — (1.5)%		(5,245,275)
NET ASSETS — 100.0%		341,056,568

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $5,967,447.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	6.1%
Oil, Gas & Consumable Fuels	5.7
Pharmaceuticals	5.5
Metals & Mining	4.9
Diversified Telecommunication Services	4.0
Electric Utilities	3.8
Consumer Staples Distribution & Retail	3.3
Food Products	3.2
Chemicals	2.9
Real Estate Management & Development	2.8
Diversified REITs	2.6
Gas Utilities	2.3
Trading Companies & Distributors	2.3
Insurance	2.2
Multi-Utilities	2.1
Industrial Conglomerates	2.0
Beverages	2.0
Technology Hardware, Storage & Peripherals	1.9
Health Care Equipment & Supplies	1.8
Automobile Components	1.7
Specialty Retail	1.7
Wireless Telecommunication Services	1.6
Tobacco	1.6
Machinery	1.5
Interactive Media & Services	1.4
Retail REITs	1.4
Professional Services	1.3
Health Care Providers & Services	1.3
Aerospace & Defense	1.2
Software	1.2
Passenger Airlines	1.2
Hotels, Restaurants & Leisure	1.1
Marine Transportation	1.1
Construction & Engineering	1.1
Broadline Retail	1.1
Electronic Equipment, Instruments & Components	1.0
Media	1.0
IT Services	1.0
Others (each less than 1.0%)	12.1
Short-Term Investments	2.0

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	8	09/19/2025	USD	1,045,200	7,383

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$235,954	$37,440,104	$—	$37,676,058
Austria	—	1,374,303	—	1,374,303
Belgium	—	710,579	—	710,579
Brazil	—	374,182	—	374,182
Chile	—	936,698	—	936,698
China	576,814	3,471,716	—	4,048,530
Denmark	—	1,303,005	—	1,303,005
Finland	—	2,543,155	—	2,543,155
France	—	17,185,862	—	17,185,862
Germany	323,142	10,284,896	—	10,608,038
Hong Kong	261,360	11,809,094	—	12,070,454
Indonesia	—	245,490	—	245,490
Italy	—	10,463,623	—	10,463,623
Ivory Coast	—	921,239	—	921,239
Japan	511,409	94,732,014	—	95,243,423
Luxembourg	—	290,819	—	290,819
Macau	—	419,716	—	419,716
Mexico	—	912,788	—	912,788
Netherlands	—	5,799,808	—	5,799,808
New Zealand	1,021,965	—	—	1,021,965
Norway	—	4,446,093	—	4,446,093
Poland	—	735,373	—	735,373
Portugal	—	1,143,787	—	1,143,787
Russia	—	—	1	1
Singapore	—	10,433,759	—	10,433,759
South Africa	—	1,269,563	—	1,269,563
South Korea	—	28,463,265	—	28,463,265
Spain	2,454,792	4,060,178	—	6,514,970
Sweden	—	7,080,248	—	7,080,248
Switzerland	—	5,445,123	—	5,445,123
Thailand	—	623,396	—	623,396
United Kingdom	—	57,195,028	—	57,195,028
United States	555,959	11,420,078	—	11,976,037
Total Common Stocks	5,941,395	333,534,982	1	339,476,378
Short-Term Investments
Investment Companies	428,703	—	—	428,703
Investment of Cash Collateral from Securities Loaned	6,396,762	—	—	6,396,762
Total Short-Term Investments	6,825,465	—	—	6,825,465
Total Investments in Securities	$12,766,860	$333,534,982	$1	$346,301,843
Appreciation in Other Financial Instruments
Futures Contracts	$7,383	$—	$—	$7,383
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$476,589	$20,828,462	$20,876,342	$6	$(12)	$428,703	428,660	$13,406	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	3,907,539	35,634,913	33,145,690	—	—	6,396,762	6,396,762	207,773	—
Total	$4,384,128	$56,463,375	$54,022,032	$6	$(12)	$6,825,465		$221,179	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.